Debentures - Summary of Detailed Information of Changes in Debentures (Detail) - Boa Vista Servicos S A [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information Of Changes In Debentures [Line Items]
Beginning of the period	R$ 63,868	R$ 126,274
Payment of debentures	(63,334)	(63,333)
Interest paid	(4,511)	(3,136)
Interest expense	3,165	3,088
Transaction costs related to debentures	812	975
End of the period	R$ 0	R$ 63,868